BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
Mar. 31, 2022
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years